Organization and business overview (Details Narrative)	Aug. 31, 2024 shares
Common Class B [Member]
Property, Plant and Equipment [Line Items]
Issuance of shares	10,433,340
Common Class A [Member]
Property, Plant and Equipment [Line Items]
Issuance of shares	11,116,470
Chan Choon Yew Lester [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage	48.41%
Chan Choon Yew Lester [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage	51.59%